Fair Value Measurement - Schedule of Assumptions Were Used in Determining Fair Value of Convertible Notes (Details)	Sep. 30, 2025	Dec. 31, 2024
Risk free right [Member]
Schedule of Assumptions were used in Determining Fair Value of Convertible Notes [Line Items]
Measurement input	4.33	4.83
Stock price [Member]
Schedule of Assumptions were used in Determining Fair Value of Convertible Notes [Line Items]
Measurement input	4.56	4.56
Dividend yield [Member]
Schedule of Assumptions were used in Determining Fair Value of Convertible Notes [Line Items]
Measurement input		0
Volatility [Member]
Schedule of Assumptions were used in Determining Fair Value of Convertible Notes [Line Items]
Measurement input	67	67